Net Income Per Common Share And Equity Per Common Share (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net Income Per Common Share and Equity per Commn Share [Abstract]
Employee stock options excluded from calculations of diluted net income per share			534,315
Equity per common share	$ 9.37	$ 8.68